Other current assets	12 Months Ended
Dec. 31, 2021
Other current assets
Other current assets

4.	Other current assets
Other current assets consist of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Value-added tax recoverable	89,697,345	179,370,960
Funds receivable from third party payment service providers (1)	91,623,838	97,558,304
Interest receivable	29,768,158	43,423,502
Content rights	11,710,702	38,557,515
Others	13,904,052	17,456,529

Total	236,704,095	376,366,810

(1)	The Group opened accounts with external online payment service providers to collect funding from users.